DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Direct Operating Costs 1 [Abstract]
Cost of inventory	$ 2,963	$ 3,217	$ 2,881
Depreciation and amortization expense	3,644	2,739	2,158
Compensation	2,997	2,582	1,707
Fuel, transportation and distribution costs	1,823	1,553	1,624
Operations and maintenance costs	1,258	1,143	852
Marketing and administrative costs	1,128	883	535
Utilities	967	702	500
Other direct operating costs	896	651	253
Total	$ 15,676	$ 13,470	$ 10,510